Stock options	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
11. Stock options

The following is a summary of stock options which are outstanding as at December 31, 2016:

			Average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$ 0.75	345,000	345,000	0.5
$ 0.76	104,001	104,001	1.1
$ 0.86	530,000	530,000	0.6
$ 1.20	300,000	300,000	0.6
$ 1.35	554,400	238,132	3.0
$ 1.39	30,000	30,000	2.5
$ 1.45	37,500	37,500	4.9
$ 1.48	37,500	37,500	4.5
$ 1.49	150,000	-	4.4
$ 1.50	100,000	-	4.6
$ 1.51	150,000	-	4.7
$ 1.55	40,000	26,667	2.2
$ 1.57	30,000	10,000	3.1
$ 1.61	25,000	16,667	2.1
$ 1.67	150,000	100,000	2.9
$ 1.73	92,600	59,267	3.9
$ 1.82	215,000	71,667	3.8
$ 1.83	30,000	30,000	2.0
$ 2.10	300,000	100,000	3.7
$ 1.33	3,221,001	2,036,401	2.38

A continuity of the number of stock options which are outstanding at the end of the current period and as at the prior fiscal year ended December 31, 2016 is as follows:

	For the year ended		For the year ended
	December 31, 2016		December 31, 2015
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	3,462,835	$ 1.26	2,541,435	$ 1.02
Granted	475,000	$ 1.50	1,268,666	$ 1.66
Exercised	(565,722)	-	(347,266)	$ 0.97
Forfeited	(151,112)	$ 1.50	-	-
Options outstanding, end of the period	3,221,001	$ 1.33	3,462,835	$ 1.26
Options exercisable, end of the period	2,036,401	$ 1.17	2,004,268	$ 1.01

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

Year ended December 31	2016	2015	2014
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	4.9	5.0
Expected volatility in the price of common shares	85%	105%	113%
Risk free interest rate	0.75%	1.0%	1.5%
Weighted average fair market value per share at grant date	$ 0.99	$ 1.28	$ 1.24
Intrinsic (or "in-the-money") value per share of options exercised	$ 0.45	$ 1.40	$ 0.85

The unamortized portion of SBCE related to the non-vested portion of stock options, all of which will be recognized in future expense over the related remaining (2017 to 2018) vesting periods, is approximately $884,000.